Financial instruments and risk management - Summary of financial liabilities by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	$ (5,398)	$ (5,552)
Short-term borrowings and bank overdrafts	(1,022)	(312)
Medium-term and long-term borrowings	(13,093)	(12,440)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(29)
Embedded derivatives not related to net debt: designated as hedges	(24)
Other derivatives and embedded derivatives: not designated as hedges		(46)
Other financial liabilities	(247)	(666)
Total financial liabilities	(20,111)	(19,472)
Financial liabilities at amortised cost, category
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	(5,341)
Short-term borrowings and bank overdrafts	(1,022)
Medium-term and long-term borrowings	(13,093)
Other financial liabilities	(247)
Total financial liabilities	(19,703)
Fair value through profit loss
Disclosure of financial liabilities [Line Items]
Trade and other financial payables	(57)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(29)
Embedded derivatives not related to net debt: designated as hedges	(24)
Total financial liabilities	$ (408)
Held at fair value
Disclosure of financial liabilities [Line Items]
Trade and other financial payables		(39)
Other derivatives and embedded derivatives: not designated as hedges		(46)
Total financial liabilities		$ (541)